UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

              Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:

	J.P. Morgan Fleming Mutual Fund Group, Inc.
	270 Park Avenue
	New York, NY  10017

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2.	The name of each series or class of funds for which this Form is
	filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

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3.	Investment Company Act File Number:		811-08189

	Securities Act File Number:			333-25803

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4(a).	Last day of the fiscal year for which this notice is filed:

				June 30, 2015

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4(b).	[  ]  	Check box if this Form is being filed late (i.e., more
		than 90 calendar days after the end of the issuer's fiscal year).
		(See Instruction A.2)

		Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c).	[  ] 	Check box if this is the last time the issuer will be
		filing this Form.

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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

							$ 5,490,458,299
							---------------

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

							$ 5,121,032,000
							---------------

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.

							$      0
							---------------

	(iv) Total available redemption credits [Add items 5(ii) and
							     5(iii)]:

							-$ 5,121,032,000
							 ---------------

	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	      [subtract Item 5(iv) from Item 5(i) ]

							$   369,426,299
							---------------

	(vi) Redemption credits available for use in future years - if
	       Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from Item 5(i)]:

							$      0
							----------------

	(vii) Multiplier for determining registration fee
					(See Instruction C.9):

							x      0.0001162
							----------------

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
	        (enter "0" if no fee is due):

							=$     42,927.34
							----------------

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6.	Prepaid shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities
	(number of shares or other units) deducted here: ______0_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of
	the fiscal year	for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here: ______0________.

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7.	Interest due.-- if this Form is being filed more than 90 days
	after the end of the issuers fiscal year (see Instruction D):

						        $      0
							----------------
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8.	Total of the amount of the registration fee due plus any
	interest due [Line 5(viii) plus line 7].

							$      42,927.34
							----------------
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository: 	September 23, 2015


		Method of Delivery:
			[ X ]  Wire Transfer
			[   ]  Mail or other means

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				    SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)* /s/ Julie A. Roach
				  --------------------
			          Julie A. Roach, Assistant Treasurer

	Date:      September 23, 2015

	* Please print the name and title of the signing officer below the signature.